Income Taxes, Effective Income Tax Rate Reconciliation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax benefit					$ 4,548	$ 5,388
State tax benefit, net of federal taxes					48	2
Foreign tax					0	3
R&D tax credit					0	80
Foreign deferred exchange rate adjustments					899	0
Nondeductible/nontaxable items					(114)	(86)
New federal rate adjustment					(16,081)	0
Other					(1,085)	(257)
Valuation allowance decrease (increase)					11,779	(5,076)
Total income tax benefit (expense)	$ (1)	$ (5)	$ (3)	$ (6)	$ (6)	$ 54